Consolidated Statement of Changes in Shareowners' Equity $ in Millions		USD ($)
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests		$ 1,696
Net earnings attributable to GE common shareowners for per-share calculation, Basic		13,641
Dividends and other transactions with shareowners		(7,372)
Other comprehensive income attributable to GE		3,744
Net sales (purchases) of shares for treasury		(2,802)
Changes in other capital		(623)
Ending balance at December 31 at Dec. 31, 2012		123,026
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	[1]	5,444
Total equity balance at December 31		128,470
Net earnings attributable to GE common shareowners for per-share calculation, Basic		13,057
Dividends and other transactions with shareowners		(8,061)
Other comprehensive income attributable to GE		11,110
Net sales (purchases) of shares for treasury		(7,990)
Changes in other capital		(576)
Ending balance at December 31 at Dec. 31, 2013		130,566
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	[1]	6,217
Total equity balance at December 31		136,783
Net earnings attributable to GE common shareowners for per-share calculation, Basic		15,233
Dividends and other transactions with shareowners		(8,951)
Other comprehensive income attributable to GE		(9,052)
Net sales (purchases) of shares for treasury		(32)
Changes in other capital		395
Ending balance at December 31 at Dec. 31, 2014		128,159
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	[1]	8,674
Total equity balance at December 31		$ 136,833

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (194) million and $ (180) million at December 31, 2014 and 2013 , respectively.